Acquisition of OceanFreight (Tables) (Details) (OceanFreight [Member], USD $) In Thousands, unless otherwise specified	Aug. 24, 2011
OceanFreight [Member]
ASSETS
Current assets	$ 12,353
Vessels	187,000
Vessels under construction	31,822
Above-market acquired time charters	47,320
Other Non Current assets	7,589
Total assets acquired	286,084
LIABILITIES
Current liabilities, excluding current portion of long-term bank debt and current portion of financial instruments	23,774
Bank debt, including current portion of $26,524	137,711
Financial Instruments, including current portion of $5,990	9,017
Non controlling interest	57,257
Total liabilities	227,759
Net assets acquired	58,325
Cash consideration	33,760
Consideration paid in Ocean Rig UDW's shares (1,570,226 shares exchanged)	24,565
Total consideration	$ 58,325